Contingencies, Guarantees, Indemnifications and Leases - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease assets	$ 113.0	$ 116.9
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Finance lease assets	$ 73.8	$ 82.4
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Total lease assets	$ 186.8	$ 199.3
Liabilities
Operating lease liabilities	$ 104.5	$ 112.2
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities.	Other Liabilities.
Finance lease liabilities	$ 74.8	$ 83.0
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities.	Other Liabilities.
Total lease liabilities	$ 179.3	$ 195.2
Finance lease cost:
Amortization of right-of-use assets	32.9	34.0	$ 30.5
Interest on lease liabilities	1.9	1.2	1.0
Operating lease cost	28.9	34.6	37.6
Other lease cost	6.6	9.5	7.3
Sublease income	(0.3)	(1.5)	(1.7)
Total lease cost	70.0	77.8	74.7
Payments for operating leases	32.4	32.0	36.0
Payments for finance leases	34.3	35.1	$ 31.4
Operating leases, payments due for the twelve months ending December 31:
2024	25.2
2025	22.1
2026	18.9
2027	15.2
2028	11.0
2029 and thereafter	25.9
Total lease payments	118.3
Less: interest	13.8
Present value of lease liabilities	104.5	112.2
Finance leases, payments due for the twelve months ending December 31:
2024	31.1
2025	23.4
2026	17.1
2027	7.5
2028	0.1
Total lease payments	79.2
Less: interest	4.4
Present value of lease liabilities	74.8	83.0
Total leases, payments due for the twelve months ending December 31:
2024	56.3
2025	45.5
2026	36.0
2027	22.7
2028	11.1
2029 and thereafter	25.9
Total lease payments	197.5
Less: interest	18.2
Present value of lease liabilities	$ 179.3	$ 195.2
Weighted-average remaining lease term and weighted-average discount rates
Weighted average remaining lease term, Operating leases	7 years 3 months 18 days	7 years 8 months 12 days	7 years 9 months 18 days
Weighted average remaining lease term, Finance leases	3 years	2 years 9 months 18 days	3 years 2 months 12 days
Weighted-average discount rate, Operating leases	2.90%	2.50%	2.20%
Weighted-average discount rate, Finance leases	3.50%	1.70%	1.10%